Cash Generated from Operations (Tables)	12 Months Ended
Dec. 31, 2017
Cash generated from operations [abstract]
Reconciliation of profit before taxation to cash used in operation

	Year ended 31 December
	2015	2016	2017
	RMB’000	RMB’000	RMB’000

Profit before tax	4,237,188	7,778,295	7,852,898

Adjustment items:
Interest income	(49,302)	(133,484)	(268,379)
Share of profit of investments accounted for using the equity method	(572,035)	(916,754)	(1,243,693)
Gain on disposal of a joint venture	—	—	(10,339)
Loss on fair value change of transaction financial liabilities	—	—	1,516
Gain on forward contract	(37,154)	—	—
Interest expense	199,908	27,762	17,259
Foreign exchange loss/(gain)	81,139	(2,307)	7,091
Depreciation of property, plant and equipment	1,708,767	1,624,547	1,574,842
Depreciation of investment property	13,547	13,556	13,652
Amortisation of lease prepayments and other assets	322,647	244,157	245,635
Impairment loss on property, plant and equipment	50,001	254,242	118,179
Loss on disposal of property, plant and equipment-net	9,393	42,031	13,017
Government grant relating to disposal of property, plant and equipment	—	(15,000)	—
Share-based payment	22,702	18,004	11,276

Profit on operation before change of working capital	5,986,801	8,935,049	8,332,954

Decrease/(increase) in inventories	1,752,515	(1,981,285)	(438,125)
Decrease/(increase) in operation receivables	485,167	(483,169)	(116,580)
Increase/(decrease) in operation payables	(1,451,695)	665,616	1,003,653
Trade receivables being offset according to the offsetting master arrangements (Note 3.4)	(927,225)	(1,017,666)	—
Trade payables being offset according to the offsetting master arrangements (Note 3.4)	927,225	1,017,666	—
(Decrease)/increase in balances to related parties-net	(1,596,273)	1,342,846	2,594

Cash generated from operating activities	5,176,515	8,479,057	8,784,496

Reconciliation of liabilities arising from financing activities

	As at 1 January 2017	Financing cash flows	As at 31 December 2017
	RMB’000	RMB’000	RMB’000

Bank loans	546,432	59,725	606,157

Proceeds from sale of property, plant and equipment

	2015	2016	2017
	RMB’000	RMB’000	RMB’000

Net book amount	26,268	37,133	16,424
Loss on disposal of property, plant and equipment-net	(9,393)	(42,031)	(13,017)
Government grant relating to disposal of property, plant and equipment	—	15,000	—
Increase in other payables	—	1,787	—

	(9,393)	(25,244)	(13,017)
Net proceeds from disposal of property, plant and equipment	16,875	11,889	3,407